VALUE OF CHARTER PARTY CONTRACTS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Amortization of charter party-out contracts	$ 0	$ 4,073,000	$ 12,148,000
Charter-out contracts	0	$ 0	$ 4,073,000	$ 16,221,000
Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Unfavorable time charter-out contracts	2,200,000
Charter-out contracts	$ 0